TRIBUTARY FUNDS, INC.

Tributary Small Company Fund (the “Fund”)

Institutional Class Shares (FOSCX)
Institutional Plus Class Shares (FOSBX)

Supplement dated February 26, 2021 to the Prospectus dated August 1, 2020

1.	In the section entitled, “Principal Investment Strategies” beginning on page 27 of the Fund’s prospectus, the second sentence is hereby deleted in its entirety and replaced with the following:

A company’s market capitalization is generally considered “small” if it is less than $6 billion.

2.
In the sub-section entitled “Principal Investment Strategies” in the section entitled, “Principal Investment Objective, Strategies, and Risks of the Tributary Small Company Fund,” beginning on page 51 of the Fund’s prospectus, the second sentence is hereby deleted in its entirety and replaced with the following:

A company’s market capitalization is considered “small” if it is less than $6 billion.

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For more information, please contact a Fund customer service representative toll free at
(800) 662-4203.

PLEASE RETAIN FOR FUTURE REFERENCE